Long-Term Debt - Summary Of Partnerships Outstanding Debt Repayable- Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Long-Term Debt
Balloon Repayment.	$ 284.2
Partnership's Loan Agreements
Long-Term Debt
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Minimum | Partnership's Loan Agreements
Long-Term Debt
Spread on variable rate	1.90%
Maximum | Partnership's Loan Agreements
Long-Term Debt
Spread on variable rate	2.40%